Restricted Cash - Summary of Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Jun. 15, 2023	Mar. 31, 2023
Restricted Cash And Cash Equivalent [Abstract]
Restricted cash, current	$ 1,692	$ 1,593	$ 1,087	$ 1,126
Restricted cash, non-current	1,189	367	$ 1,150	$ 1,150
Total restricted cash	$ 2,881	$ 1,960